Statement of Operations	8 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Operating expenses
General and administrative expenses	$ (238)
Total operating expenses	(238)
Net loss	$ (238)
Basic and Diluted net loss per common share-Class B | $ / shares	$ (2.38)
Weighted average number of Class B common shares outstanding - Basic and Diluted | shares	100